LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights
Land use rights consist of the following:

	December 31,
	2017	2016

Cost of land use rights	$4,715,951	$4,442,117
Less: Accumulated amortization	(1,018,939)	(870,933)
Land use rights, net	$3,697,012	$3,571,184

Schedule of Future Amortization Expense	Amortization expense for the next five years and thereafter is as follows:
2018	$94,319
2019	94,319
2020	94,319
2021	94,319
2022	94,319
Thereafter	3,225,417
Total	$3,697,012